Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial obligations
Beginning balance	$ 706,580	$ 738,534	$ 1,057,975
Amortization of debt issuance costs in results	2,122	2,082	1,963
Payments of financial obligations	(79,602)	(31,034)	(323,057)
Reversal of the amortized cost of the syndicated loan	0	85	8,855
Amortization of debt issuance costs in results	700	155	2,820
Effect of amortized cost	0	0	515
Additions	497	1,137	11,712
Accretion expense	623	266	99
Payments	(4,138)	(4,475)	(4,638)
Final balance	$ 626,782	$ 706,580	$ 738,534